FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recognized during the period:
Realized gain / (loss)	$ (51)	$ (50)	$ 8
Unrealized gain / (loss)	(519)	(891)	(869)
Total gain / (loss), before tax	(569)	(941)	(861)
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(1,733)	(1,165)	(312)
of which: debt issued designated at fair value	(1,014)	(780)	(208)
of which: other financial liabilities designated at fair value	(719)	(385)	(105)
Included in Other comprehensive income
Recognized during the period:
Total gain / (loss), before tax	$ (569)	75	$ (861)
Merger with Credit Suisse AG
Recognized during the period:
Total gain / (loss), before tax		$ (1,016)